Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 18.9	$ 9.2	$ 15.7
Accounts receivable, net	130.2	109.9	83.4
Related company receivables	0.1	40.0	6.6
Materials and supplies	44.8	32.9	35.4
Deferred income taxes	43.8	42.8	145.4
Other current assets	93.5	79.0	83.9
Total current assets	331.3	313.8	370.4
Investments	13.4	13.1	11.3
Property and equipment (including concession assets), net	2,629.6	2,522.3	2,413.1
Other assets	28.4	60.3	101.0
Total assets	3,002.7	2,909.5	2,895.8
Current liabilities:
Debt due within one year	19.3	18.8	17.2
Related company debt		0	39.0
Accounts payable and accrued liabilities	97.5	87.4	137.8
Related company payables	19.1	6.9	6.7
Total current liabilities	135.9	113.1	200.7
Long-term debt	960.0	938.0	945.8
Related company debt	148.2	178.3	217.5
Deferred income taxes	134.5	131.6	127.4
Other noncurrent liabilities and deferred credits	7.6	10.3	77.1
Total liabilities	1,386.2	1,371.3	1,568.5
Commitments and contingencies	0	0	0
Stockholders’ equity:
Common stock, 4,785,510,235 shares authorized and issued without par value	286.1	286.1	267.3
Additional paid-in capital	243.6	243.6	243.6
Retained earnings	1,090.0	1,011.7	820.5
Accumulated other comprehensive loss	(3.2)	(3.2)	(4.1)
Total stockholders’ equity	1,616.5	1,538.2	1,327.3
Total liabilities and stockholders’ equity	$ 3,002.7	$ 2,909.5	$ 2,895.8